Significant Accounting Judgements and Estimates as Restated - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Significant Accounting Judgements And Estimates [Abstract]
Gross deferred tax assets	$ 22,761	$ 30,801	$ 5,716
Unrecognized deferred tax assets for tax losses	609,200	200,523
Equity-settled share option expense	$ 2,400	$ 1,900	$ 1,300